Condensed Consolidated Income Statement (Unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit (loss) [abstract]
Interest and similar income		£ 6,517	£ 5,918
Interest expense and similar charges		(4,125)	(3,703)
Net interest income		2,392	2,215
Fee and commission income		402	362
Fee and commission expense		(220)	(221)
Net fee and commission income		182	141
Other operating income		35	31
Regulatory fees and levies	[1]	(84)	(93)
Net operating income	[1]	2,525	2,294
Operating expenses before credit impairment charges, restructuring and specific provisions	[1]	(1,353)	(1,331)
Credit impairment charges		(278)	(105)
Restructuring and specific provisions	[1]	(366)	(94)
Total credit impairment charges, restructuring and specific provisions		(644)	(199)
Profit before tax		528	764
Tax on profit		(143)	(196)
Profit after tax		£ 385	£ 568

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.